Net Other Operating Income and Expenses - Summary of Other Operating Income and Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Gains on financial instruments at fair value through other comprehensive income:
Gains on redemption of financial instruments at fair value through other comprehensive income	₩ 2,939		₩ 9,738	₩ 7,326
Gains on disposal of financial instruments at fair value through other comprehensive income	254,985		128,169	59,666
Sub-total	257,924		137,907	66,992
Gains on financial assets at amortized cost:
Gains on sale of loans measured at amortized cost	177,608		136,706	99,942
Gains on redemption of securities measured at amortized cost	1,039		1,019	174
Sub-total	178,647		137,725	100,116
Gains on hedge accounting	267,782		480,584	361,281
Gain on foreign exchange transactions	6,317,310		6,070,151	6,480,621
Dividend income	148,954		86,524	47,769
Others	830,162		673,191	593,871
Other operating income	8,000,779		7,586,082	7,650,650
Losses on financial instruments at fair value through other comprehensive income:
Losses on redemption of financial instruments at fair value through other comprehensive income	8		66	8
Losses on disposal of financial instruments at fair value through other comprehensive income	158,909		242,846	323,147
Sub-total	158,917		242,912	323,155
Losses on financial assets at amortized cost:
Losses on sale of loans measured at amortized cost	567,474		115,318	49,534
Losses On Disposal Of Securities Measured At Amortized Cost	4		0	0
Sub-total	567,478		115,318	49,534
Losses on hedge accounting	343,860		425,612	379,343
Losses on foreign exchange transactions	6,318,078		5,375,351	6,130,076
Deposit insurance fee	622,074		590,148	570,465
Credit guarantee fund fee	414,449		362,234	327,764
Depreciation expenses of operating lease assets	662,825		701,917	713,056
Others	1,796,173		1,645,601	1,870,246
Total other operating expenses	10,883,854		9,459,093	10,363,639
Net other operating expenses	₩ (2,883,075)	$ (1,995,829)	₩ (1,873,011)	₩ (2,712,989)